Financial liabilities - Disclosure of Detailed Information about Bank Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jul. 10, 2020
Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 9,127	€ 10,068
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(15)	(8)
Accumulated fixed interest expense accrual	131	153
Repayment	(2,632)	(1,086)
Liabilities arising from financing activities at end of period	€ 6,612	€ 9,127
HSBC “PGE”
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%
Borrowings, interest rate			0.31%
HSBC “PGE” | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 4,409	€ 5,030
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(9)	(1)
Accumulated fixed interest expense accrual	41	42
Repayment	(1,287)	(661)
Liabilities arising from financing activities at end of period	€ 3,155	€ 4,409
Bpifrance “PGE”
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%		1.61%
Borrowings, interest rate	1.36%	1.36%		2.25%
Bpifrance “PGE” | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 4,717	€ 5,038
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(6)	(7)
Accumulated fixed interest expense accrual	90	111
Repayment	(1,345)	(425)
Liabilities arising from financing activities at end of period	€ 3,457	€ 4,717